Cover	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2026
Entity File Number	001-3551
Entity Registrant Name	EQT CORPORATION
Entity Central Index Key	0000033213
Entity Tax Identification Number	25-0464690
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	2200 Energy Drive
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	412
Local Phone Number	553-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	EQT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false